Note 12 - Accrued Interest Payable and Other Liabilities - Components of Accrued Interest Payable and Other Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued interest payable	$ 580,000	$ 917,000
Accrued directors' benefits	1,587,000	1,470,000
Accrued salary and benefits expense	1,410,000	1,451,000
Other	1,608,000	1,288,000
Total	5,931,000	6,032,000
Accrued Interest Payable and Other Liabilities [Member]
Operating lease liabilities	$ 746,000	$ 906,000